THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON SEPTEMBER 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [ X ]; Amendment Number:      2
                                                 -----------
  This Amendment (Check only one.):     [   ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Berkshire Hathaway Inc.
                     ------------------------------------------
Address:             1440 Kiewit Plaza
                     ------------------------------------------
                     Omaha, NE 68131
                     ------------------------------------------

Form 13F File Number:    28- 4545
                             ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Marc D. Hamburg
                     ----------------------------
Title:               Vice President
                     ----------------------------
Phone:               402-346-1400
                     ----------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg         Omaha, NE                       September 23, 2003
----------------------      ---------------------           ------------------
[Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number           Name

        28- 5194                 General Re - New England Asset Management, Inc.
            ----                 -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     8
                                                ---------------

Form 13F Information Table Entry Total:                7
                                                ---------------

Form 13F Information Table Value Total:       $    1,211,291
                                                ---------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       NO.         FORM 13F FILE NUMBER        NAME

       1.          28-554                      Buffett, Warren E.
       2.          28                          BH Columbia
       3.          28-1517                     Columbia Insurance Company
       4.          28-852                      GEICO Corp.
       5.          28-101                      Government Employees Ins. Corp.
       6.          28-718                      National Indemnity Co.
       7.          28-717                      OBH Inc.
       8.          28-2740                     Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2003

                                                                                    Column 6
                                                                              Investment Discretion
                                                  Column 4        Column 5  ---------------------------
                        Column 2    Column 3       Market        Shares or                        (c)            Column 7
Column 1                Title of     CUSIP          Value        Principal   (a)  (b) Shared -  Shared-           Other
Name of Issuer           Class       Number    (In Thousands)      Amount   Sole    Defined      Other           Managers
--------------           -----       ------    --------------      ------   ----    -------      -----           --------
Duke Energy Corp.         Com     264399 10 6         28,305    1,418,800              X                 1, 4, 5, 6, 7, 8
First Data Corporation    Com     319963 10 4        331,520    8,000,000              X                 1, 4, 5, 6, 7, 8
HCA Inc.                  Com     404119 10 9        320,400   10,000,000              X                 1, 4, 5, 6, 7, 8
                                                     179,712    5,609,000              X                 1, 2, 3, 7
                                                      32,040    1,000,000              X                 1, 7
Iron Mountain Inc.        Com     462846 10 6        186,136    5,018,500              X                 1, 4, 5, 6, 7, 8
Level 3 Communications    Com     52729N 10 0        133,178   19,877,465              X                 1, 6, 7
                                                  ----------
                                                  $1,211,291
                                                  ==========





                                        Column 8
                                    Voting Authority
                            --------------------------------
Column 1                    (a)            (b)          (c)
Name of Issuer              Sole          Shared        None
--------------              ----          ------        ----
Duke Energy Corp.            1,418,800
First Data Corporation       8,000,000
HCA Inc.                    10,000,000
                             5,609,000
                             1,000,000
Iron Mountain Inc.           5,018,500
Level 3 Communications      19,877,465